John Hancock
Multi-Asset High Income Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.2%					$1,295,833
(Cost $1,305,143)
U.S. Government Agency 1.2%					1,295,833
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53		107,844	104,364
30 Yr Pass Thru	5.000	08-01-53		169,776	164,767
30 Yr Pass Thru	5.500	06-01-53		109,226	108,291
30 Yr Pass Thru	5.500	06-01-53		112,803	111,838
30 Yr Pass Thru	5.500	07-01-53		109,086	107,750
30 Yr Pass Thru	6.000	07-01-53		102,674	103,644
30 Yr Pass Thru	6.000	09-01-53		102,825	103,760
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52		106,085	99,421
30 Yr Pass Thru	4.500	10-01-52		84,559	79,247
30 Yr Pass Thru	5.500	04-01-53		107,488	106,568
30 Yr Pass Thru	5.500	07-01-53		102,683	101,567

30 Yr Pass Thru	6.000	09-01-53		103,663	104,616
Foreign government obligations 0.2%					$249,491
(Cost $353,199)
Colombia 0.2%					249,491
Republic of Colombia Bond	6.125	01-18-41		300,000	249,491

Corporate bonds 54.2%					$61,767,315
(Cost $65,369,142)
Communication services 7.1%					8,153,554
Diversified telecommunication services 1.7%
C&W Senior Finance, Ltd. (A)	6.875	09-15-27		440,000	419,522
Cellnex Telecom SA	1.875	06-26-29	EUR	200,000	196,392
Connect Finco SARL (A)	6.750	10-01-26		300,000	283,263
Frontier Florida LLC	6.860	02-01-28		190,000	189,568
Level 3 Financing, Inc. (A)	11.000	11-15-29		278,000	284,998
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	345,230
Telesat Canada (A)	5.625	12-06-26		281,000	128,194
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	135,722
Entertainment 0.3%
AMC Entertainment Holdings, Inc. (A)(B)	7.500	02-15-29		195,000	143,666
ROBLOX Corp. (A)	3.875	05-01-30		235,000	204,748
Interactive media and services 0.6%
Arches Buyer, Inc. (A)	6.125	12-01-28		113,000	91,028
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	234,728
TripAdvisor, Inc. (A)	7.000	07-15-25		340,000	340,588
Media 3.6%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	82,614
Altice Financing SA (A)	5.750	08-15-29		255,000	189,290
Altice France SA (A)	8.125	02-01-27		358,000	275,953
CCO Holdings LLC	4.500	05-01-32		400,000	317,315
CCO Holdings LLC (A)	6.375	09-01-29		514,000	481,076
CCO Holdings LLC (A)(B)	7.375	03-01-31		414,000	400,558
CSC Holdings LLC (A)	11.750	01-31-29		200,000	158,942
DISH Network Corp. (A)	11.750	11-15-27		270,000	270,894
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		200,000	176,568
iHeartCommunications, Inc.	8.375	05-01-27		250,000	90,317
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	205,669
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
News Corp. (A)	5.125	02-15-32		111,000	$103,294
Paramount Global	2.900	01-15-27		386,000	355,471
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62		340,000	309,879
Sabre GLBL, Inc. (A)	8.625	06-01-27		179,000	164,793
Sirius XM Radio, Inc. (A)	5.500	07-01-29		250,000	232,191
Stagwell Global LLC (A)	5.625	08-15-29		240,000	219,684
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	109,468
Wireless telecommunication services 0.9%
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	362,431
SoftBank Group Corp.	5.125	09-19-27		265,000	254,162
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	395,338
Consumer discretionary 7.9%					9,054,918
Automobile components 0.5%
Clarios Global LP (A)	6.750	05-15-28		172,000	173,808
ZF North America Capital, Inc. (A)	6.750	04-23-30		175,000	177,113
ZF North America Capital, Inc. (A)	6.875	04-14-28		197,000	200,437
Automobiles 0.3%
Ford Motor Credit Company LLC	4.063	11-01-24		400,000	396,748
Broadline retail 0.5%
Liberty Interactive LLC	8.250	02-01-30		257,000	136,319
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		25,000	23,832
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	23,785
Prosus NV (A)	2.031	08-03-32	EUR	170,000	148,489
Prosus NV (A)	3.832	02-08-51		200,000	126,497
Wand NewCo 3, Inc. (A)	7.625	01-30-32		138,000	141,408
Diversified consumer services 0.5%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	323,483
Sotheby’s (A)	7.375	10-15-27		300,000	261,134
Hotels, restaurants and leisure 5.1%
Affinity Interactive (A)	6.875	12-15-27		305,000	271,424
Allwyn International AS (A)	3.875	02-15-27	EUR	450,000	476,686
Caesars Entertainment, Inc. (A)	7.000	02-15-30		352,000	355,802
Carnival Corp. (A)	5.750	03-01-27		230,000	225,764
Carnival Corp. (A)	6.000	05-01-29		362,000	353,801
Carnival Corp. (A)	7.625	03-01-26		110,000	110,596
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28		200,000	216,528
CEC Entertainment LLC (A)	6.750	05-01-26		200,000	197,061
Champion Path Holdings, Ltd.	4.500	01-27-26		200,000	190,200
Flutter Treasury Designated Activity Company (A)	6.375	04-29-29		200,000	201,022
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32		145,000	144,251
International Game Technology PLC (A)	5.250	01-15-29		240,000	230,733
International Game Technology PLC (A)	6.250	01-15-27		231,000	231,386
Meituan	2.125	10-28-25		200,000	190,539
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26		285,000	267,780
New Red Finance, Inc. (A)	4.375	01-15-28		280,000	262,272
Resorts World Las Vegas LLC (A)	4.625	04-16-29		400,000	359,312
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	179,656
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32		43,000	42,804
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29		270,000	287,599
Sands China, Ltd.	5.125	08-08-25		200,000	198,490
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Studio City Company, Ltd. (A)	7.000	02-15-27	200,000	$199,501
Studio City Finance, Ltd.	6.500	01-15-28	200,000	189,519
Wynn Macau, Ltd.	4.875	10-01-24	200,000	198,643
Yum! Brands, Inc. (A)	4.750	01-15-30	250,000	235,695
Household durables 0.6%
KB Home	4.000	06-15-31	251,000	221,760
KB Home	7.250	07-15-30	80,000	82,023
Newell Brands, Inc.	6.375	09-15-27	344,000	337,710
Specialty retail 0.4%
Amer Sports Company (A)	6.750	02-16-31	218,000	217,190
Champions Financing, Inc. (A)	8.750	02-15-29	84,000	86,357
Group 1 Automotive, Inc. (A)	4.000	08-15-28	175,000	159,761
Consumer staples 1.2%				1,420,568
Consumer staples distribution and retail 0.1%
U.S. Foods, Inc. (A)	4.750	02-15-29	195,000	183,035
Food products 0.8%
Darling Ingredients, Inc. (A)	6.000	06-15-30	125,000	122,188
Health & Happiness H&H International Holdings, Ltd.	13.500	06-26-26	200,000	211,737
JBS USA LUX SA	5.750	04-01-33	280,000	275,937
Post Holdings, Inc. (A)	4.500	09-15-31	300,000	265,541
Household products 0.3%
Edgewell Personal Care Company (A)	4.125	04-01-29	160,000	145,664
Edgewell Personal Care Company (A)	5.500	06-01-28	170,000	165,266
Personal care products 0.0%
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	51,200
Energy 6.5%				7,414,077
Energy equipment and services 0.1%
Kodiak Gas Services LLC (A)	7.250	02-15-29	60,000	60,911
Oil, gas and consumable fuels 6.4%
Antero Midstream Partners LP (A)	5.375	06-15-29	190,000	182,099
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	180,000	172,974
Bapco Energies BSCC (A)	7.500	10-25-27	450,000	456,165
Blue Racer Midstream LLC (A)	7.000	07-15-29	104,000	105,090
BP Capital Markets PLC (6.450% to 3-1-34, then 5 Year CMT + 2.403% to 3-1-54, then 5 Year CMT + 3.153%) (C)	6.450	12-01-33	140,000	143,130
Delek Logistics Partners LP (A)	7.125	06-01-28	185,000	182,637
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	511,000	517,411
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	287,000	308,439
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	830,000	812,154
EnLink Midstream LLC (A)	5.625	01-15-28	291,000	287,486
EQM Midstream Partners LP (A)	4.750	01-15-31	205,000	188,249
EQM Midstream Partners LP (A)	7.500	06-01-30	218,000	230,231
Genesis Energy LP	7.750	02-01-28	155,000	155,681
Genesis Energy LP	8.250	01-15-29	210,000	215,137
Greenko Solar Mauritius, Ltd.	5.950	07-29-26	200,000	194,148
Hess Midstream Operations LP (A)	5.500	10-15-30	225,000	215,950
Hess Midstream Operations LP (A)	6.500	06-01-29	58,000	58,650
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	173,000	181,552
Kinetik Holdings LP (A)	6.625	12-15-28	70,000	70,738
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	$195,614
MEG Energy Corp. (A)	5.875	02-01-29	87,000	84,436
NuStar Logistics LP	6.375	10-01-30	235,000	234,288
Parkland Corp. (A)	5.875	07-15-27	350,000	344,223
Petroleos del Peru SA (A)	5.625	06-19-47	310,000	187,276
Petroleos Mexicanos	6.625	06-15-35	635,000	488,001
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	84,000	87,152
Southwestern Energy Company	4.750	02-01-32	95,000	86,108
Sunoco LP	4.500	04-30-30	132,000	119,144
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	225,000	198,713
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	175,000	175,421
Venture Global LNG, Inc. (A)	9.500	02-01-29	275,000	298,243
Viper Energy, Inc. (A)(B)	7.375	11-01-31	171,000	176,626
Financials 13.5%				15,387,633
Banks 7.5%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(C)	4.100	09-08-26	200,000	186,288
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (C)	9.625	05-21-33	250,000	274,216
Bank Negara Indonesia Persero Tbk PT (4.300% to 3-24-27, then 5 Year CMT + 3.466%) (C)	4.300	03-24-27	200,000	185,384
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (C)	6.100	03-17-25	650,000	650,728
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (C)	6.125	04-27-27	480,000	478,797
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	300,000	303,408
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29	550,000	549,107
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (C)	9.625	12-15-29	300,000	319,780
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(C)	8.000	08-22-31	350,000	355,149
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (C)	7.375	05-15-28	485,000	496,417
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (C)	5.650	10-06-25	224,000	219,392
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (C)	5.625	07-01-25	314,000	307,322
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	91,000	89,701
Credit Agricole SA (4.750% to 9-23-29, then 5 Year CMT + 3.237%) (A)(C)	4.750	03-23-29	275,000	239,999
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)	8.125	12-23-25	385,000	392,698
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	69,000	68,378
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	167,000	170,130
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)	6.500	04-16-25	440,000	437,373
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (C)	5.000	09-15-26	164,000	146,235
Popular, Inc.	7.250	03-13-28	209,000	212,958
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84	352,000	358,169
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(C)	5.375	11-18-30	200,000	167,564
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (C)	5.825	10-21-25	250,000	243,250
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	690,000	720,352
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	680,000	704,778
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35		271,000	$269,276
Capital markets 0.9%
Boost Newco Borrower LLC (A)	7.500	01-15-31		201,000	208,329
Brookfield Capital Finance LLC	6.087	06-14-33		215,000	220,457
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (C)	7.500	02-10-29		400,000	416,708
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (C)	7.500	05-10-29		154,000	158,222
Consumer finance 0.6%
Ally Financial, Inc.	7.100	11-15-27		300,000	312,162
GTCR W Dutch Finance Sub BV (A)	8.500	01-15-31	GBP	100,000	136,632
OneMain Finance Corp.	9.000	01-15-29		149,000	156,406
Unifin Financiera SAB de CV (A)(D)	9.875	01-28-29		475,000	23,988
World Acceptance Corp. (A)	7.000	11-01-26		75,000	71,010
Financial services 1.6%
Block, Inc.	3.500	06-01-31		340,000	291,228
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52		450,000	452,821
Enact Holdings, Inc.	6.250	05-28-29		315,000	314,917
Macquarie Airfinance Holdings, Ltd. (A)	6.400	03-26-29		32,000	32,336
Macquarie Airfinance Holdings, Ltd. (A)	6.500	03-26-31		34,000	34,522
Macquarie Airfinance Holdings, Ltd. (A)	8.125	03-30-29		84,000	88,449
Macquarie Airfinance Holdings, Ltd. (A)	8.375	05-01-28		127,000	133,547
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30		125,000	113,439
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		150,000	147,948
NMI Holdings, Inc.	6.000	08-15-29		156,000	154,250
NWD Finance BVI, Ltd. (4.125% to 6-10-28, then 5 Year CMT + 5.858%) (C)	4.125	03-10-28		200,000	109,750
Insurance 2.9%
Acrisure LLC (A)	8.250	02-01-29		86,000	86,415
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28		256,000	256,475
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31		188,000	188,491
Allianz SE (6.350% to 9-6-33, then 5 Year CMT + 3.232%) (A)	6.350	09-06-53		400,000	413,182
AmWINS Group, Inc. (A)	6.375	02-15-29		129,000	128,684
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31		99,000	99,972
FWD Group Holdings, Ltd. (5 Year CMT + 4.865%) (C)(E)	9.385	12-15-24		200,000	192,000
HUB International, Ltd. (A)	7.250	06-15-30		213,000	216,414
HUB International, Ltd. (A)	7.375	01-31-32		103,000	103,366
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (C)	9.250	12-01-27		320,000	344,740
Panther Escrow Issuer LLC (A)	7.125	06-01-31		245,000	247,039
Prudential Financial, Inc. (6.500% to 3-15-34, then 5 Year CMT + 2.404%)	6.500	03-15-54		350,000	350,885
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(C)	6.500	11-13-26		800,000	636,000
Health care 1.8%					2,035,662
Health care equipment and supplies 0.3%
Medline Borrower LP (A)	6.250	04-01-29		169,000	169,034
Varex Imaging Corp. (A)	7.875	10-15-27		204,000	206,554
Health care providers and services 1.1%
AMN Healthcare, Inc. (A)	4.000	04-15-29		103,000	91,264
DaVita, Inc. (A)	3.750	02-15-31		245,000	205,605
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
DaVita, Inc. (A)	4.625	06-01-30		280,000	$250,847
Rede D’or Finance Sarl (A)	4.500	01-22-30		200,000	178,617
Select Medical Corp. (A)	6.250	08-15-26		270,000	270,090
Tenet Healthcare Corp.	5.125	11-01-27		185,000	180,263
Pharmaceuticals 0.4%
Endo Finance Holdings, Inc. (A)	8.500	04-15-31		261,000	267,530
Viatris, Inc.	4.000	06-22-50		320,000	215,858
Industrials 5.6%					6,332,592
Aerospace and defense 0.5%
TransDigm, Inc. (A)	6.375	03-01-29		209,000	208,547
TransDigm, Inc. (A)	6.750	08-15-28		282,000	285,198
TransDigm, Inc. (A)	7.125	12-01-31		113,000	115,906
Air freight and logistics 0.2%
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	185,835
Building products 0.3%
Builders FirstSource, Inc. (A)	5.000	03-01-30		225,000	211,502
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32		82,000	81,456
Commercial services and supplies 1.3%
Albion Financing 1 SARL (A)	5.250	10-15-26	EUR	100,000	108,817
APX Group, Inc. (A)	6.750	02-15-27		200,000	199,269
Cimpress PLC	7.000	06-15-26		245,000	244,459
Clean Harbors, Inc. (A)	6.375	02-01-31		153,000	152,731
Elis SA	1.625	04-03-28	EUR	300,000	298,841
GFL Environmental, Inc. (A)	6.750	01-15-31		119,000	121,382
Prime Security Services Borrower LLC (A)	3.375	08-31-27		225,000	206,444
VT Topco, Inc. (A)	8.500	08-15-30		200,000	209,061
Construction and engineering 0.6%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		190,000	176,085
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	387,117
MasTec, Inc. (A)	6.625	08-15-29		160,000	150,206
Electrical equipment 0.5%
EMRLD Borrower LP (A)	6.625	12-15-30		331,000	331,577
Vertiv Group Corp. (A)	4.125	11-15-28		199,000	184,458
Ground transportation 0.4%
Uber Technologies, Inc. (A)	8.000	11-01-26		400,000	404,788
Machinery 0.2%
Esab Corp. (A)	6.250	04-15-29		65,000	65,149
Madison IAQ LLC (A)	5.875	06-30-29		124,000	114,933
Passenger airlines 0.3%
American Airlines 2017-1 Class B Pass Through Trust	4.950	02-15-25		69,115	68,267
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		110,192	110,251
United Airlines, Inc. (A)	4.375	04-15-26		220,000	211,983
Professional services 0.5%
Concentrix Corp.	6.850	08-02-33		138,000	135,282
SS&C Technologies, Inc. (A)	6.500	06-01-32		228,000	228,630
TriNet Group, Inc. (A)	7.125	08-15-31		201,000	202,899
Trading companies and distributors 0.5%
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30		155,000	155,138
WESCO Distribution, Inc. (A)	6.375	03-15-29		401,000	402,468
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Transportation infrastructure 0.3%
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	$185,520
JSW Infrastructure, Ltd. (A)	4.950	01-21-29		200,000	188,393
Information technology 1.8%					2,022,643
Communications equipment 0.1%
CommScope, Inc. (A)	6.000	03-01-26		76,000	67,830
Electronic equipment, instruments and components 0.1%
Insight Enterprises, Inc. (A)	6.625	05-15-32		69,000	69,456
Zebra Technologies Corp. (A)	6.500	06-01-32		43,000	43,277
Semiconductors and semiconductor equipment 0.2%
Qorvo, Inc. (A)	3.375	04-01-31		239,000	201,776
Software 0.8%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26		141,000	136,779
Consensus Cloud Solutions, Inc. (A)(B)	6.500	10-15-28		275,000	253,128
NCR Voyix Corp. (A)	5.125	04-15-29		95,000	88,209
NCR Voyix Corp. (A)	5.250	10-01-30		185,000	167,822
UKG, Inc. (A)	6.875	02-01-31		121,000	121,767
Ziff Davis, Inc. (A)	4.625	10-15-30		180,000	160,624
Technology hardware, storage and peripherals 0.6%
Seagate HDD Cayman	4.125	01-15-31		109,000	95,669
Seagate HDD Cayman	9.625	12-01-32		392,800	444,943
Xerox Holdings Corp. (A)	5.500	08-15-28		195,000	171,363
Materials 2.3%					2,603,870
Chemicals 0.4%
Braskem Idesa SAPI (A)	6.990	02-20-32		325,000	241,622
SCIL IV LLC (A)	5.375	11-01-26		200,000	192,285
Construction materials 0.1%
West China Cement, Ltd.	4.950	07-08-26		200,000	163,000
Containers and packaging 0.8%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27		211,000	206,308
Ardagh Packaging Finance PLC (A)(B)	4.125	08-15-26		240,000	204,060
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30		150,000	144,659
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	113,112
OI European Group BV (A)	6.250	05-15-28	EUR	100,000	112,574
Sealed Air Corp. (A)	5.000	04-15-29		51,000	48,338
Sealed Air Corp. (A)	6.125	02-01-28		87,000	86,378
Metals and mining 1.0%
Adaro Indonesia PT	4.250	10-31-24		250,000	247,099
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29		475,000	480,171
Indonesia Asahan Aluminium PT	4.750	05-15-25		200,000	197,858
QVC, Inc.	4.750	02-15-27		195,000	166,406
Real estate 1.8%					2,002,246
Health care REITs 0.2%
Diversified Healthcare Trust	9.750	06-15-25		170,000	170,108
Real estate management and development 0.8%
Agile Group Holdings, Ltd. (D)	6.050	10-13-25		400,000	22,600
China SCE Group Holdings, Ltd. (D)	7.375	04-09-24		200,000	8,500
Country Garden Holdings Company, Ltd. (D)	3.125	10-22-25		200,000	16,500
Country Garden Holdings Company, Ltd. (D)	5.625	01-14-30		350,000	28,455
Elect Global Investments, Ltd. (C)	4.850	07-01-24		200,000	132,750
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	169,000	$177,889
KWG Group Holdings, Ltd. (D)	6.000	01-14-24	237,500	13,359
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25	200,000	57,000
Vanke Real Estate Hong Kong Company, Ltd.	3.500	11-12-29	200,000	123,000
Wanda Properties Global Company, Ltd.	11.000	02-13-26	200,000	163,750
Yanlord Land HK Company, Ltd.	5.125	05-20-26	200,000	168,000
Specialized REITs 0.8%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	245,000	220,815
Outfront Media Capital LLC (A)	7.375	02-15-31	68,000	70,275
Uniti Group LP (A)	10.500	02-15-28	194,000	194,031
VICI Properties LP (A)	4.625	12-01-29	465,000	435,214
Utilities 4.7%				5,339,552
Electric utilities 1.9%
Alexander Funding Trust II (A)	7.467	07-31-28	173,000	181,751
Comision Federal de Electricidad (A)	3.348	02-09-31	175,000	145,865
Edison International (7.875% to 6-15-29, then 5 Year CMT + 3.658%)	7.875	06-15-54	165,000	168,622
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	360,000	372,377
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	450,000	426,444
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	270,000	295,264
PPL Capital Funding, Inc. (3 month CME Term SOFR + 2.927%) (E)	8.236	03-30-67	550,000	544,514
Gas utilities 0.2%
Superior Plus LP (A)	4.500	03-15-29	245,000	222,888
Independent power and renewable electricity producers 2.2%
Adani Green Energy, Ltd. (A)	4.375	09-08-24	200,000	197,910
Calpine Corp. (A)	4.500	02-15-28	369,000	346,989
India Clean Energy Holdings (A)	4.500	04-18-27	300,000	270,891
Inversiones Latin America Power SpA (0.000% Cash and 11.500% PIK) (A)	11.500	06-15-33	245,272	219,518
Inversiones Latin America Power, Ltda. (A)(D)	5.125	06-15-33	9,452	5,026
Talen Energy Supply LLC (A)	8.625	06-01-30	172,000	184,479
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	670,000	675,667
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	320,000	325,281
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(C)	8.875	01-15-29	239,000	247,473
Multi-utilities 0.4%
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	250,000	258,090

NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54	250,000	250,503
Convertible bonds 0.0%				$16,156
(Cost $63,846)
Utilities 0.0%				16,156
Independent power and renewable electricity producers 0.0%

ILAP Holdings, Ltd. (0.000% Cash and 5.000% PIK) (A)	5.000	06-15-33	163,527	16,156

Capital preferred securities 0.2%				$256,427
(Cost $292,200)
Financials 0.2%				256,427
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)	7.875	12-15-67	240,000	256,427
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value

Term loans (F) 2.7%				$3,099,326
(Cost $3,118,550)
Communication services 0.6%				731,706
Entertainment 0.2%
UFC Holdings LLC, 2021 Term Loan B (3 month CME Term SOFR + 2.750%)	8.336	04-29-26	214,389	214,947
Interactive media and services 0.2%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.679	12-06-27	312,300	300,373
Media 0.2%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan	15.000	08-12-27	182,000	179,270
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	9.444	08-23-28	37,000	37,116
Consumer discretionary 0.4%				415,677
Automobile components 0.2%
Dealer Tire Financial LLC, 2024 Term Loan B3 (1 month CME Term SOFR + 3.750%)	9.079	12-14-27	207,525	207,957
Hotels, restaurants and leisure 0.2%
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.179	12-15-27	207,000	207,720
Financials 0.3%				358,895
Insurance 0.3%
Acrisure LLC, 2020 Term Loan B (1 month CME Term SOFR + 3.500%)	8.944	02-15-27	210,452	210,248
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%)	7.694	02-19-28	18,000	18,033
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	10.086	03-08-32	128,000	130,614
Health care 0.6%				736,734
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	7.459	11-15-27	218,430	216,711
Health care providers and services 0.2%
Mamba Purchaser, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.944	10-16-28	206,889	207,601
Pharmaceuticals 0.2%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	10.675	02-01-27	346,750	312,422
Industrials 0.7%				762,286
Commercial services and supplies 0.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	9.179	05-12-28	409,463	409,393
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.336	04-20-28	340,000	352,893
Information technology 0.1%				94,028
Software 0.1%

Quest Software, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.250%)	9.730	02-01-29	126,743	94,028
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 1.9%				$2,152,307
(Cost $2,164,959)
Asset backed securities 1.9%				2,152,307
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	285,000	285,302
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	259,897	240,786
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	364,472	361,772
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	422,650	425,815
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	168,082	168,245
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	194,425	178,528
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	237,000	237,000
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	285,440	254,859

	Shares	Value
Common stocks 31.9%		$36,351,007
(Cost $33,138,527)
Communication services 1.9%		2,158,167
Diversified telecommunication services 1.2%
AT&T, Inc.	13,226	240,978
BCE, Inc.	3,784	129,433
HKT Trust & HKT, Ltd.	98,762	115,097
Swisscom AG	149	82,659
Telefonica SA	26,514	123,908
Telia Company AB	46,965	122,201
TELUS Corp.	7,396	121,607
Verizon Communications, Inc.	11,251	462,979
Media 0.3%
Comcast Corp., Class A	9,313	372,799
Wireless telecommunication services 0.4%
SoftBank Corp.	8,900	106,713
Tele2 AB, B Shares	12,666	123,872
Vodafone Group PLC	161,275	155,921
Consumer discretionary 2.1%		2,350,626
Automobiles 0.4%
Bayerische Motoren Werke AG	2,137	217,979
Ferrari NV	169	69,642
Mercedes-Benz Group AG	2,852	206,990
Distributors 0.3%
Genuine Parts Company	1,942	279,920
Hotels, restaurants and leisure 0.6%
Starbucks Corp.	1,115	89,445
Texas Roadhouse, Inc.	2,769	478,123
Wingstop, Inc.	188	69,306
Household durables 0.3%
Garmin, Ltd.	2,259	370,137
Leisure products 0.0%
Sankyo Company, Ltd.	3,000	29,251
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Shares	Value
Consumer discretionary (continued)
Specialty retail 0.3%
The Home Depot, Inc.	594	$198,913
Williams-Sonoma, Inc.	365	107,025
Textiles, apparel and luxury goods 0.2%
Hermes International SCA	48	113,934
LVMH Moet Hennessy Louis Vuitton SE	150	119,961
Consumer staples 2.5%		2,847,996
Consumer staples distribution and retail 0.4%
J Sainsbury PLC	36,768	130,359
Target Corp.	604	94,321
Walmart, Inc.	3,858	253,702
Food products 0.4%
Conagra Brands, Inc.	10,135	302,834
Kellanova	3,758	226,758
Household products 0.5%
Colgate-Palmolive Company	1,981	184,154
Kimberly-Clark Corp.	1,707	227,543
The Procter & Gamble Company	723	118,962
Personal care products 0.3%
L’Oreal SA	118	58,245
Unilever PLC	4,469	244,736
Tobacco 0.9%
Altria Group, Inc.	10,113	467,726
British American Tobacco PLC	4,037	124,844
Imperial Brands PLC	8,432	209,528
Japan Tobacco, Inc.	7,200	204,284
Energy 1.6%		1,850,493
Oil, gas and consumable fuels 1.6%
Chevron Corp.	2,522	409,321
Enbridge, Inc.	3,670	134,177
ENEOS Holdings, Inc.	27,500	142,182
Eni SpA	7,116	112,393
Exxon Mobil Corp.	3,896	456,845
Freehold Royalties, Ltd.	15,035	159,622
Marathon Petroleum Corp.	359	63,403
The Williams Companies, Inc.	3,409	141,508
Valero Energy Corp.	677	106,384
Woodside Energy Group, Ltd.	6,737	124,658
Financials 5.6%		6,338,415
Banks 1.9%
Banco BPM SpA	10,222	73,751
Bank Leumi Le-Israel BM	11,041	91,861
BOC Hong Kong Holdings, Ltd.	65,574	206,125
CaixaBank SA	18,739	107,320
Canadian Imperial Bank of Commerce	2,048	101,547
ING Groep NV	7,065	126,219
JPMorgan Chase & Co.	926	187,635
KBC Group NV	1,139	83,182
M&T Bank Corp.	973	147,507
Nordea Bank ABP	10,546	129,688
Oversea-Chinese Banking Corp., Ltd.	24,700	265,824
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
The Bank of Nova Scotia	4,220	$199,768
The Toronto-Dominion Bank	1,297	72,513
U.S. Bancorp	4,683	189,896
United Overseas Bank, Ltd.	10,300	234,861
Capital markets 1.5%
abrdn PLC	37,958	75,530
Ares Capital Corp.	19,090	411,771
BlackRock, Inc.	152	117,349
Blue Owl Capital Corp.	25,103	423,237
CME Group, Inc.	871	176,796
Daiwa Securities Group, Inc.	12,800	100,607
DWS Group GmbH & Company KGaA (A)	2,287	106,443
Partners Group Holding AG	100	134,583
S&P Global, Inc.	493	210,762
Consumer finance 0.1%
American Express Company	355	85,200
Financial services 0.7%
Banca Mediolanum SpA	7,907	91,034
Mitsubishi HC Capital, Inc.	35,600	236,296
The Western Union Company	10,996	140,749
Visa, Inc., Class A	1,012	275,730
Insurance 1.4%
American Financial Group, Inc.	1,948	253,065
Cincinnati Financial Corp.	1,094	128,633
Everest Group, Ltd.	520	203,284
MS&AD Insurance Group Holdings, Inc.	11,900	247,519
Phoenix Group Holdings PLC	9,648	61,392
Sompo Holdings, Inc.	9,500	201,065
The Allstate Corp.	1,082	181,257
Zurich Insurance Group AG	491	258,416
Health care 4.1%		4,632,566
Biotechnology 0.6%
AbbVie, Inc.	1,508	243,150
Amgen, Inc.	724	221,435
Gilead Sciences, Inc.	4,070	261,579
Health care equipment and supplies 0.3%
Abbott Laboratories	553	56,511
Medtronic PLC	2,570	209,121
Straumann Holding AG	215	28,146
Health care providers and services 0.6%
Cardinal Health, Inc.	3,686	365,909
CVS Health Corp.	2,169	129,272
UnitedHealth Group, Inc.	239	118,393
Pharmaceuticals 2.6%
AstraZeneca PLC	549	85,342
Bristol-Myers Squibb Company	7,461	306,572
Eli Lilly & Company	592	485,641
GSK PLC	7,878	176,767
Johnson & Johnson	2,679	392,929
Merck & Company, Inc.	3,539	444,286
Novartis AG	1,663	172,117
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Novo Nordisk A/S, Class B	2,025	$274,363
Orion OYJ, Class B	2,384	97,094
Pfizer, Inc.	8,927	255,848
Roche Holding AG	397	101,361
Sanofi SA	915	89,580
Takeda Pharmaceutical Company, Ltd.	4,400	117,150
Industrials 3.2%		3,709,778
Aerospace and defense 0.1%
General Electric Company	746	123,194
Air freight and logistics 0.3%
DHL Group	2,067	87,021
United Parcel Service, Inc., Class B	2,295	318,844
Electrical equipment 0.4%
Eaton Corp. PLC	348	115,832
Emerson Electric Company	915	102,626
Schneider Electric SE	690	172,141
Vertiv Holdings Company, Class A	1,088	106,700
Ground transportation 0.2%
Old Dominion Freight Line, Inc.	714	125,129
Seino Holdings Company, Ltd.	5,900	76,870
Union Pacific Corp.	235	54,713
Industrial conglomerates 0.4%
3M Company	1,663	166,533
CK Hutchison Holdings, Ltd.	39,578	193,263
Siemens AG	648	124,896
Machinery 0.5%
Cummins, Inc.	754	212,424
Parker-Hannifin Corp.	114	60,593
Snap-on, Inc.	674	183,908
VAT Group AG (A)	180	98,710
Marine transportation 0.1%
Kuehne + Nagel International AG	391	110,889
Professional services 0.5%
Adecco Group AG	2,825	107,211
Paychex, Inc.	3,439	413,230
Trading companies and distributors 0.7%
Fastenal Company	4,420	291,632
ITOCHU Corp.	3,400	160,502
Marubeni Corp.	5,900	115,555
Sumitomo Corp.	7,200	187,362
Information technology 8.4%		9,589,407
Communications equipment 0.3%
Cisco Systems, Inc.	7,728	359,352
Electronic equipment, instruments and components 0.2%
Macnica Holdings, Inc.	1,000	41,131
Venture Corp., Ltd.	14,300	148,797
IT services 1.0%
Accenture PLC, Class A	1,512	426,822
Capgemini SE	279	56,526
Cognizant Technology Solutions Corp., Class A	2,966	196,201
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
IBM Corp.	2,766	$461,507
Semiconductors and semiconductor equipment 3.0%
Analog Devices, Inc.	633	148,432
Applied Materials, Inc.	698	150,126
ASM International NV	77	54,186
ASML Holding NV	132	126,294
Broadcom, Inc.	169	224,525
Disco Corp.	200	78,672
Infineon Technologies AG	2,054	83,102
Intel Corp.	5,541	170,940
Monolithic Power Systems, Inc.	108	79,448
NVIDIA Corp.	1,270	1,392,339
Qualcomm, Inc.	1,485	303,014
STMicroelectronics NV	1,254	52,955
Texas Instruments, Inc.	2,113	412,056
Tokyo Electron, Ltd.	600	127,415
Software 2.9%
Constellation Software, Inc.	54	150,202
Dassault Systemes SE	1,034	42,024
Intuit, Inc.	762	439,247
Microsoft Corp.	3,604	1,496,124
Nemetschek SE	666	61,202
Oracle Corp.	3,646	427,275
Oracle Corp. Japan	1,600	113,777
Roper Technologies, Inc.	819	436,330
SAP SE	803	146,434
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	5,472	1,051,992
Canon, Inc.	4,500	130,960
Materials 1.1%		1,245,511
Chemicals 0.4%
Air Products & Chemicals, Inc.	565	150,686
ICL Group, Ltd.	24,306	114,962
Tosoh Corp.	11,000	139,586
Construction materials 0.2%
Holcim, Ltd. (G)	2,017	177,193
Containers and packaging 0.2%
Packaging Corp. of America	1,458	267,528
Metals and mining 0.3%
BHP Group, Ltd.	4,857	144,556
Fortescue, Ltd.	2,724	45,015
Labrador Iron Ore Royalty Corp.	3,624	80,300
Rio Tinto PLC	476	33,509
Southern Copper Corp.	777	92,176
Real estate 0.2%		271,138
Industrial REITs 0.1%
CapitaLand Ascendas REIT	39,000	75,574
Real estate management and development 0.1%
CK Asset Holdings, Ltd.	36,262	143,628
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

	Shares	Value
Real estate (continued)
Specialized REITs 0.0%
VICI Properties, Inc.	1,809	$51,936
Utilities 1.2%		1,356,910
Electric utilities 0.5%
Endesa SA	9,951	198,193
Power Assets Holdings, Ltd.	28,998	161,007
Redeia Corp. SA	8,178	147,381
The Southern Company	830	66,516
Gas utilities 0.2%
Enagas SA	9,125	140,331
Snam SpA	25,751	122,181
Independent power and renewable electricity producers 0.2%
Vistra Corp.	1,565	155,060
Multi-utilities 0.3%
Algonquin Power & Utilities Corp.	13,400	285,152

National Grid PLC	7,157	81,089
Preferred securities 1.9%		$2,193,540
(Cost $2,424,283)
Communication services 0.4%		414,978
Wireless telecommunication services 0.4%
Telephone & Data Systems, Inc., 6.625%	20,125	414,978
Consumer discretionary 0.1%		122,150
Broadline retail 0.1%
Qurate Retail, Inc., 8.000% (B)	2,500	122,150
Financials 0.8%		921,718
Banks 0.5%
Citizens Financial Group, Inc., 7.375% (B)	21,350	534,818
Financial services 0.3%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	14,600	386,900
Industrials 0.1%		174,850
Trading companies and distributors 0.1%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%)	6,725	174,850
Real estate 0.2%		207,606
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	207,606
Utilities 0.3%		352,238
Electric utilities 0.3%
NextEra Energy, Inc., 6.926% (B)	7,750	352,238
Rights 0.0%		$5,214

(Cost $0)
National Grid PLC (Expiration Date: 6-11-24; Strike Price: GBP 6.45) (G)	2,087	5,214
Warrants 0.0%		$0
(Cost $0)
Constellation Software, Inc. (Expiration Date: 3-31-40) (G)(H)(I)	21	0

16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.3%				$7,195,836
(Cost $7,195,844)
U.S. Government 1.5%				1,727,737
U.S. Treasury Bill	4.964	03-20-25	1,800,000	1,727,737

	Yield (%)	Shares	Value
Short-term funds 4.8%			5,468,099
John Hancock Collateral Trust (J)	5.2280(K)	546,990	5,468,099

Total investments (Cost $115,425,693) 100.5%	$114,582,452
Other assets and liabilities, net (0.5%)	(545,999)
Total net assets 100.0%	$114,036,453

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,026,836 or 34.2% of the fund’s net assets as of 5-31-24.
(B)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $1,593,449.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing - Issuer is in default.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Strike price and/or expiration date not available.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,627,508.
(K)	The rate shown is the annualized seven-day yield as of 5-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 5-31-24:
United States	67.2%
Canada	4.9%
United Kingdom	2.8%
Japan	2.4%
France	2.1%
Hong Kong	2.0%
Netherlands	1.8%
Switzerland	1.5%
Ireland	1.4%
Germany	1.3%
Other countries	12.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	92,500	USD	100,548	RBC	7/17/2024	$12	—
USD	1,169,648	EUR	1,085,225	MSCS	7/17/2024	—	$(10,139)
USD	138,164	GBP	110,000	SSB	7/17/2024	—	(2,033)
						$12	$(12,172)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	44.00	Jun 2024	18	1,800	$432	$(153)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	44.50	Jun 2024	11	1,100	264	(99)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	45.00	Jun 2024	10	1,000	130	(315)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	44.50	Jun 2024	10	1,000	80	(110)
							$906	$(677)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.00	Jun 2024	52	5,200	$2,911	$(6,162)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.00	Jun 2024	20	2,000	739	(3,970)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.50	Jun 2024	28	2,800	1,651	(5,194)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	42.50	Jun 2024	13	1,300	491	(1,320)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.00	Jun 2024	30	3,000	1,799	(5,835)
							$7,591	$(22,481)
							$8,497	$(23,158)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	FTSE 100 Index	GBP	8,550.00	Jun 2024	4	4	$188	$(3)
GSI	FTSE 100 Index	GBP	8,575.00	Jun 2024	5	5	221	(19)
GSI	Nikkei 225 Index	JPY	39,250.00	Jun 2024	416	416	592	(197)
GSI	Nikkei 225 Index	JPY	40,000.00	Jun 2024	409	409	604	(141)
UBS	Nikkei 225 Index	JPY	39,750.00	Jun 2024	195	195	258	(181)
							$1,863	$(541)
Exchange-traded	EURO STOXX 50 Index	EUR	5,050.00	Jun 2024	4	40	1,201	(297)
Exchange-traded	EURO STOXX 50 Index	EUR	5,175.00	Jun 2024	4	40	781	(15)
Exchange-traded	EURO STOXX 50 Index	EUR	5,175.00	Jun 2024	4	40	835	(89)
Exchange-traded	EURO STOXX 50 Index	EUR	5,150.00	Jun 2024	3	30	652	(218)
Exchange-traded	FTSE 100 Index	GBP	8,450.00	Jun 2024	1	10	388	(303)
Exchange-traded	S&P 500 Index	USD	5,340.00	Jun 2024	2	200	4,358	(1,520)
Exchange-traded	S&P 500 Index	USD	5,430.00	Jun 2024	2	200	4,282	(800)
Exchange-traded	S&P 500 Index	USD	5,410.00	Jun 2024	1	100	1,805	(1,090)
							$14,302	$(4,332)
Puts
GSI	FTSE 100 Index	GBP	8,400.00	Jun 2024	6	6	$659	$(1,055)
GSI	FTSE 100 Index	GBP	8,425.00	Jun 2024	5	5	479	(1,048)
GSI	Nikkei 225 Index	JPY	38,125.00	Jun 2024	360	360	1,511	(432)
GSI	Nikkei 225 Index	JPY	39,000.00	Jun 2024	336	336	1,109	(1,628)
UBS	Nikkei 225 Index	JPY	38,875.00	Jun 2024	298	298	963	(1,481)
							$4,721	$(5,644)
Exchange-traded	EURO STOXX 50 Index	EUR	4,950.00	Jun 2024	3	30	2,378	(596)
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX 50 Index	EUR	5,050.00	Jun 2024	3	30	$1,714	$(2,480)
Exchange-traded	EURO STOXX 50 Index	EUR	5,075.00	Jun 2024	3	30	1,783	(3,470)
Exchange-traded	EURO STOXX 50 Index	EUR	5,050.00	Jun 2024	2	20	1,093	(2,034)
Exchange-traded	FTSE 100 Index	GBP	8,300.00	Jun 2024	1	10	1,073	(1,182)
Exchange-traded	S&P 500 Index	USD	5,235.00	Jun 2024	2	200	11,498	(2,630)
Exchange-traded	S&P 500 Index	USD	5,320.00	Jun 2024	2	200	10,218	(12,580)
Exchange-traded	S&P 500 Index	USD	5,315.00	Jun 2024	1	100	5,459	(6,365)
							$35,216	$(31,337)
							$56,102	$(41,854)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$1,295,833	—	$1,295,833	—
Foreign government obligations	249,491	—	249,491	—
Corporate bonds	61,767,315	—	61,767,315	—
Convertible bonds	16,156	—	16,156	—
Capital preferred securities	256,427	—	256,427	—
Term loans	3,099,326	—	3,099,326	—
Asset backed securities	2,152,307	—	2,152,307	—
Common stocks	36,351,007	$25,015,914	11,335,093	—
Preferred securities	2,193,540	2,193,540	—	—
Rights	5,214	5,214	—	—
Warrants	—	—	—	—
Short-term investments	7,195,836	5,468,099	1,727,737	—
Total investments in securities	$114,582,452	$32,682,767	$81,899,685	—
Derivatives:
20	|

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Assets
Forward foreign currency contracts	$12	—	$12	—
Liabilities
Forward foreign currency contracts	(12,172)	—	(12,172)	—
Written options	(65,012)	$(58,827)	(6,185)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	546,990	$3,767,192	$39,146,789	$(37,445,688)	$530	$(724)	$217,123	—	$5,468,099
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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